Costs of Sales	6 Months Ended
Jun. 30, 2024
Costs of Sales
Costs of Sales

Note 12 - Costs of Sales

Costs of sales, excluding depletion and depreciation, comprised the following:

	For the three months ended		For the six months ended
	June 30,		June 30,
	2024	2023	2024	2023
Costs of stream sales	$25.9	$43.2	$56.0	$78.2
Mineral production taxes	0.7	0.6	1.2	1.0
Mining costs of sales	$26.6	$43.8	$57.2	$79.2
Energy costs of sales	2.5	3.3	5.5	6.1
	$29.1	$47.1	$62.7	$85.3